UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
September 30, 2012

Shares	Description (1)				Value
	Real Estate Investment Trust Common Stocks - 80.7% (55.6% of Total Investments)
	Diversified - 5.2%
295,800	Colonial Properties Trust				$ 6,226,590
118,650	Vornado Realty Trust				9,616,583
	Total Diversified				15,843,173
	Hotels, Restaurants & Leisure - 5.6%
697,975	Host Hotels & Resorts Inc.				11,202,499
95,850	Starwood Hotels & Resorts Worldwide, Inc.				5,555,466
	Total Hotels, Restaurants & Leisure				16,757,965
	Industrial - 4.9%
420,207	Prologis Inc.				14,719,851
	Office - 11.1%
453,450	BioMed Realty Trust Inc.				8,488,584
96,660	Boston Properties, Inc.				10,691,563
280,960	Mack-Cali Realty Corporation				7,473,536
85,640	SL Green Realty Corporation				6,857,195
	Total Office				33,510,878
	Residential - 16.0%
341,600	Apartment Investment & Management Company, Class A				8,878,184
109,448	AvalonBay Communities, Inc.				14,883,834
296,560	Equity Residential				17,061,097
294,100	UDR Inc.				7,299,562
	Total Residential				48,122,677
	Retail - 19.0%
32,070	Federal Realty Investment Trust				3,376,971
308,379	General Growth Properties Inc.				6,007,223
257,300	Kimco Realty Corporation				5,215,471
213,107	Macerich Company				12,196,114
115,320	Regency Centers Corporation				5,619,544
162,959	Simon Property Group, Inc.				24,738,802
	Total Retail				57,154,125
	Specialized - 18.9%
125,360	Extra Space Storage Inc.				4,168,220
317,720	HCP Inc.				14,132,186
198,070	Health Care REIT, Inc.				11,438,543
116,607	Public Storage, Inc., (2)				16,228,196
175,710	Ventas Inc.				10,937,948
	Total Specialized				56,905,093
	Total Real Estate Investment Trust Common Stocks (cost $169,558,329)				243,013,762

Shares	Description (1)	Coupon		Ratings (3)	Value
	Convertible Preferred Securities - 11.9% (8.2% of Total Investments)
	Office - 5.6%
714,856	CommonWealth REIT	6.500%		Baa3	$16,791,967
	Specialized - 6.3%
346,000	Health Care REIT	6.500%		Baa3	19,071,520
	Total Convertible Preferred Securities (cost $33,288,770)				35,863,487

Shares	Description (1)	Coupon			Value
	Real Estate Investment Trust Preferred Stocks - 42.4% (29.3% of Total Investments)
	Diversified - 4.9%
40,000	Duke Realty Corporation, Series O	8.375%			$1,027,200
335,978	Lexington Realty Trust	7.550%			8,466,646
111,000	PS Business Parks, Inc.	6.450%			2,977,020
87,664	Vornado Realty Trust	6.875%			2,423,033
	Total Diversified				14,893,899
	Industrial - 1.0%
114,700	Terreno Realty Corporation	7.750%			2,994,817
	Office - 14.8%
144,550	CommomWealth REIT	7.250%			3,766,973
12,141	Highwoods Properties, Inc., Series A, (7)	8.625%			14,645,081
293,000	Hudson Pacific Properties Inc.	8.375%			7,688,320
314,000	Parkway Properties, Inc.	8.000%			7,865,700
419,703	SL Green Realty Corporation, (2)	7.625%			10,509,363
	Total Office				44,475,437
	Retail - 14.8%
37,842	CBL & Associates Properties Inc., Series C	7.750%			949,077
694,000	CBL & Associates Properties Inc., Series D	7.375%			17,572,081
61,638	Glimcher Realty Trust, Series G	8.125%			1,549,579
158,000	Inland Real Estate Corporation	8.250%			4,182,260
339,725	Kimco Realty Corporation,	7.750%			8,639,207
175,000	Regency Centers Corporation	6.625%			4,681,250
152,800	Saul Centers, Inc.	8.000%			3,942,240
58,304	Weingarten Realty Trust	6.500%			1,473,342
60,000	Weingarten Realty Trust	6.750%			1,518,000
	Total Retail				44,507,036
	Specialized - 6.9%
103,300	Hersha Hospitality Trust, Series A	8.000%			2,632,084
344,191	Hospitality Properties Trust, Series C	7.000%			8,783,754
50,000	Public Storage, Inc.	5.900%			1,327,000
50,000	Public Storage, Inc.	6.500%			1,369,500
271,452	Sunstone Hotel Investors Inc., Series A	8.000%			6,813,445
	Total Specialized				20,925,783
	Total Real Estate Investment Trust Preferred Stocks (cost $120,712,140)				127,796,972

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds - 3.1% (2.1% of Total Investments)
	Office - 3.1%
$ 9,162	Corporate Office Properties LP, Convertible Bond, 144A	4.250%	4/15/30	N/R	$ 9,219,263
	Total Convertible Bonds (cost $8,607,667)				9,219,263

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 7.0% (4.8% of Total Investments)
$ 20,975	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $20,974,534, collateralized by $15,740,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $21,400,088	0.010%	10/01/2012		$ 20,974,517
	Total Short-Term Investments (cost $20,974,517)				20,974,517
	Total Investments (cost $353,141,423) - 145.1%				436,868,001
	Borrowings - (40.8)% (4), (5)				(123,000,000)
	Other Assets Less Liabilities - (4.3)% (6)				(12,723,754)
	Net Assets Applicable to Common Shares - 100%				$ 301,144,247

Investments in Derivatives at September 30, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation) (6)
JPMorgan	20,727,500	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$ (370,007)
Morgan Stanley	20,727,500	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/16	(1,383,445)
							$(1,753,452)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Real Estate Investment Trust Common Stocks		$243,013,762	$ –	$ –	$243,013,762
Convertible Preferred Securities		35,863,487	–	–	35,863,487
Real Estate Investment Trust Preferred Stocks		113,151,891	14,645,081	–	127,796,972
Convertible Bonds		–	9,219,263	–	9,219,263
Short-Term Investments:
Repurchase Agreements		–	20,974,517	–	20,974,517
Derivatives:
Interest Rate Swaps**		–	(1,753,452)	–	(1,753,452)
Total		$392,029,140	$43,085,409	$ –	$435,114,549

* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Real Estate Investment Trust Preferred Stocks classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$ —	Unrealized depreciation on interest rate swaps	$ (1,753,452)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $356,581,879.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation					$ 84,032,474
Depreciation					(3,746,352)

Net unrealized appreciation (depreciation) of investments					$ 80,286,122

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Borrowings as a percentage of Total Investments is 28.2%.
(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2012 investments with a value of $248,803,530 have been pledged as collateral for Borrowings.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
(7)	For fair value measurement disclosure purposes, Real Estate Investment Trust Preferred Stocks categorized as Level 2.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012